Expense Example - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640